Stock Incentive Plans - Schedule of Stock Option Activity (Details) - USD ($) $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at the beginning of the period (in shares)	28,166
Granted (in shares)	3,772
Exercised (in shares)	(6,425)
Forfeited (in shares)	(902)
Expired (in shares)	(270)
Outstanding at the end of the period (in shares)	24,341	28,166
Options exercisable (in shares)	11,847
Options vested and expected to vest end of the period (in shares)	23,765
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Outstanding at the beginning of the period (in dollars per share)	$ 47.87
Granted (in dollars per share)	102.25
Exercised (in dollars per share)	40.68
Forfeited (in dollars per share)	66.81
Expired (in dollars per share)	38.03
Outstanding at the end of the period (in dollars per share)	57.60	$ 47.87
Exercisable at end of period (in dollars per share)	42.17
Vested and expected to vest (in dollars per share)	$ 56.96
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted average remaining contractual term, options outstanding (in years)	3 years 10 months 17 days
Weighted average remaining contractual term, options exercisable (in years)	2 years 7 months 28 days
Weighted average remaining contractual term, options vested and expected to vest (in years)	3 years 10 months 2 days
Aggregate intrinsic value, options outstanding	$ 993,965,110
Aggregate intrinsic value, options exercisable	658,732,653
Aggregate intrinsic value, options vested and expected to vest	$ 984,746,487